SEGMENT INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
SEGMENT INFORMATION
Total Adjusted EBITDA	$ 218			$ 192						$ 382	$ 325	$ 683	$ 508	$ 411
Depreciation and amortization	62			84						122	167	339	329	343
Stock-based compensation	5			5						8	10	16	20	17
Management fees and expenses	1			2						2	3	5	5	5
Other				(2)							(1)		(1)	1
Operating Income	150			103						250	146	171	155	37
Interest expense	144			158						291	324	658	639	623
Loss on extinguishment & modification of debt	46									87	220
Other (income) expense, net	20									20				(6)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(60)			(55)						(148)	(398)	(1,196)	(484)	(585)
Provision (benefit) for income taxes	12			1						55	34	3	79	28
Income (Loss) from Continuing Operations	$ (72)	$ (714)	$ (53)	$ (56)	$ (376)	$ (167)	$ (119)	$ (108)	$ (169)	$ (203)	$ (432)	$ (1,199)	$ (563)	$ (613)